Goodwill and Other Intangible Assets - Other Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Amortized intangible assets
Gross Carrying Value	$ 45,586	$ 65,612
Accumulated Amortization	(2,640)	(22,262)
Total	42,946	43,350
Amortization expense	200	2,100	$ 2,800
Acquired contractual rights [Member]
Amortized intangible assets
Gross Carrying Value	2,843	6,954
Accumulated Amortization	(2,640)	(6,347)
Total	203	607
Customer lists [Member]
Amortized intangible assets
Gross Carrying Value	0	15,915
Accumulated Amortization	0	(15,915)
Total	0	0
Trademarks [Member]
Amortized intangible assets
Non-amortized intangible assets	$ 42,743	$ 42,743